Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2013	3,191	612
Balance at Dec. 31, 2013	$ 32	$ 6	$ 58,771	$ (18,389)	$ 40,420	$ 3,050	$ 43,470
Stock options - compensation costs			$ 80		$ 80		80
Investment in subsidiary from accredited investors						$ 700	700
Cash distributions to non-controlling interest in subsidiary						$ (87)	(87)
Contribution to paid-in capital			$ 17		$ 17		17
Net loss				$ (1,080)	(1,080)	$ (178)	(1,258)
Balance (in shares) at Dec. 31, 2014	3,191	612
Balance at Dec. 31, 2014	$ 32	$ 6	$ 58,868	$ (19,469)	39,437	$ 3,485	42,922
Stock options - compensation costs			$ 56		56		$ 56
Contribution to paid-in capital
Net loss				$ (712)	(712)	$ (510)	$ (1,222)
Balance (in shares) at Dec. 31, 2015	3,191	612
Balance at Dec. 31, 2015	$ 32	$ 6	$ 58,924	$ (20,181)	$ 38,781	$ 2,975	$ 41,756